Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

The Company’s intangible assets with definite useful lives primarily consisted of land use rights and licensed software. The following table summarizes the components of acquired intangible asset balances.

	As of December 31, 2025	As of December 31, 2024
Land use rights	$14,194	$13,878
Licensed software	2,132	2,086
Subtotal	16,326	15,964
Less: accumulated amortization	(5,113)	(4,551)
Intangible assets, net	$11,213	$11,413

As of December 31, 2025 and 2024, land use rights with net book value amounted to approximately $8.3 million and $8.3 million, respectively, were pledged for obtaining various of loans (See Note 10 Notes payables and Note 11 Bank loans).

Amortization expenses for the years ended December 31, 2025, 2024 and 2023, amounted to approximately $0.5 million, $0.7 million and $0.6 million, respectively.

The future amortization for the intangible assets is expected to be as follows:

Twelve months ending December 31,	Estimated amortization expense
2026	$453
2027	411
2028	348
2029	346
2030	337
Thereafter	9,318
Total	$11,213